UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: December 31, 2003
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    February 13, 2004

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $216,241,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBERTSONS INC                 COM              013104104     4767   210474 SH       SOLE                   210474
ADVANTA CORP                   CL B             007942204     2295   180418 SH       SOLE                   180418
AMERICAN INSD MTG INVS         DEPOST UNIT LP   026862102       15    10446 SH       SOLE                    10446
AMERICAN INSD MTG-INVS L P 8   DEPOSITARY UNIT  02686E106      492   104437 SH       SOLE                   104437
AMERICAN INSD MTG INVS L P 8   DEPOSITORY UNIT  02686F103      498   398143 SH       SOLE                   398143
AMERICAN INSD MTG INVS L P 8   DEPOSITORY UNIT  02686G101      281   203557 SH       SOLE                   203557
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     5662   207095 SH       SOLE                   207095
ARDEN RLTY INC                 COM              039793104     4395   144867 SH       SOLE                   144867
ATLANTIC RLTY TR               SH BEN INT       048798102     7249   480066 SH       SOLE                   480066
AT&T WIRELESS SVCS INC         COM              00209A106     6410   802271 SH       SOLE                   802271
ALLTEL CORP                    CORP UNT 7.75%   020039822     6850   137830 SH       SOLE                   137830
BRASCAN CORP                   CL A LTD VT SH   10549P606     4683   153326 SH       SOLE                   153326
BERKSHIRE HATHAWAY INC DEL     CL B             084670207       28       10 SH       SOLE                       10
CITIGROUP INC                  COM              172967101     2058    42402 SH       SOLE                    42402
CROWN HOLDINGS INC             COM              228368106     4930   544141 SH       SOLE                   544141
CONCORD EFS INC                COM              206197105     7053   475281 SH       SOLE                   475281
COMCAST CORP NEW               Cl A             20030N101     4418   134396 SH       SOLE                   134396
COMCAST CORP NEW               CL A SPL         20030N200       12      380 SH       SOLE                      380
CRIIMI MAE INC                 COM NEW          226603504    12029  1153296 SH       SOLE                  1153296
CRIIMI MAE INC                 PFD B CONV $25   226603207     2486    95050 SH       SOLE                    95050
CRIIMI MAE INC                 PFD F CONV $10   226603306       45     4300 SH       SOLE                     4300
CNA FINL CORP                  COM              126117100     6959   288753 SH       SOLE                   288753
CALPINE CAP TR III             PFD              13134R300      499    11095 SH       SOLE                    11095
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      208     8887 SH       SOLE                     8887
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     2995   569322 SH       SOLE                   569322
DOBSON COMMUNICATIONS CORP     CL A             256069105     1941   295433 SH       SOLE                   295433
DUKE ENERGY CORP               COM              264399106     7393   361522 SH       SOLE                   361522
DYNEGY INC NEW                 CL A             26816Q101      861   201195 SH       SOLE                   201195
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     9403    53882 SH       SOLE                    53882
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     5469   148300 SH       SOLE                   148300
TEMPLETON GLOBAL INCOME FD I   COM              880198106     2361   248000 SH       SOLE                   248000
GENESEE & WYO INC              CL A             371559105     1343    42639 SH       SOLE                    42639
HINES HORTICULTURE INC         COM              433245107     1892   429973 SH       SOLE                   429973
HALLWOOD RLTY PARTNERS L P     DEPOSIT UT NEW   40636T203      356     2969 SH       SOLE                     2969
MORGAN STANLEY                 INSD CA MUN      61745P825     1591   114425 SH       SOLE                   114425
LIBERTY MEDIA CORP NEW         COM SER A        530718105     9172   771380 SH       SOLE                   771380
LOEWS CORP                     COM              540424108     5057   102272 SH       SOLE                   102272
MIDAS GROUP INC                COM              595626102     1574   110095 SH       SOLE                   110095
MTR GAMING GROUP INC           COM              553769100     3890   377684 SH       SOLE                   377684
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     2204    60050 SH       SOLE                    60050
METROMEDIA INTL GROUP INC      COM              591695101      166  1109925 SH       SOLE                  1109925
METROMEDIA INTL GROUP INC      PFD CONV %       591695200     3733   811605 SH       SOLE                   811605
NASH FINCH CO                  COM              631158102     4250   190247 SH       SOLE                   190247
OWENS ILL INC                  COM NEW          690768403     3700   311181 SH       SOLE                   311181
OWENS ILL INC                  PFD CONV $.01    690768502     1532    48106 SH       SOLE                    48106
PARK OHIO HLDGS CORP           COM              700666100     1167   157761 SH       SOLE                   157761
PRENTISS PPTYS TR              SH BEN INT       740706106     2308    69974 SH       SOLE                    69974
Q E P INC                      COM              74727K102     2902   254561 SH       SOLE                   254561
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     2094    74010 SH       SOLE                    74010
SEA CONTAINERS LTD             CL A             811371707     5419   296954 SH       SOLE                   296954
ST PAUL COS INC                EQUITY UNIT      792860306     2101    28408 SH       SOLE                    28408
SAFEWAY INC                    COM NEW          786514208     6994   319205 SH       SOLE                   319205
TRAVELERS PPTY CAS CORP NEW    CL B             89420G406     2980   175600 SH       SOLE                   175600
TOWER PROPERTIES CO            COM              891852105      236     1350 SH       SOLE                     1350
TESORO PETE CORP               COM              881609101      384    26340 SH       SOLE                    26340
UNUMPROVIDENT CORP             COM              91529Y106     4310   273305 SH       SOLE                   273305
UTILITIES HOLDERS TR           DEPOSITRY RCPT   918019100     2587    33000 SH       SOLE                    33000
VALERO ENERGY CORP NEW         COM              91913Y100     6504   140356 SH       SOLE                   140356
WHX CORP                       PFD CV SER A     929248201     1239   250400 SH       SOLE                   250400
WHX CORP                       PFD CV SER B     929248300     1319   274800 SH       SOLE                   274800
WILLIAMS COS INC DEL           COM              969457100     7197   732900 SH       SOLE                   732900
WILLIAMS COS                   PFD CONV %       969457886     3288   250830 SH       SOLE                   250830
WESTERN WIRELESS CORP          CL A             95988E204     7673   417903 SH       SOLE                   417903
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      334    14320 SH       SOLE                    14320